BORROWINGS - Long term borrowings (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 CNY (¥)	May 31, 2022 USD ($)	May 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2019 CNY (¥)
Debt instrument
Amount repaid			$ 4,353,588		$ 5,089,717		$ 1,063,670
Current portion of long-term borrowings			2,850,128		1,376,319
Borrowings from Shanghai Pudong Development Bank Co., Ltd., one
Debt instrument
Amount borrowed																									$ 1,076,874	¥ 7,500,000
Term of the debt																									3 years	3 years
Interest rate (as a percent)																									5.46%	5.46%
Amount repaid			358,958	¥ 2,500,000	484,594	¥ 3,375,000	$ 179,479	¥ 1,250,000	$ 53,844	¥ 375,000
Current portion of long-term borrowings					358,958													¥ 2,500,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., two
Debt instrument
Amount borrowed																							$ 861,500	¥ 6,000,000
Term of the debt																							3 years	3 years
Interest rate (as a percent)																							5.23%	5.23%
Amount repaid	$ 143,583	¥ 1,000,000	287,167	2,000,000	387,675	2,700,000			$ 43,075	¥ 300,000
Current portion of long-term borrowings					287,167													2,000,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., three
Debt instrument
Amount borrowed																					$ 2,369,124	¥ 16,500,000
Term of the debt																					3 years	3 years
Interest rate (as a percent)																					4.27%	4.27%
Amount repaid			552,796	3,850,000	236,912	¥ 1,650,000
Current portion of long-term borrowings			1,579,416		552,796						¥ 11,000,000							3,850,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., four
Debt instrument
Amount borrowed																			$ 1,220,458	¥ 8,500,000
Term of the debt																			3 years	3 years
Interest rate (as a percent)																			4.05%	4.05%
Amount repaid			61,023	425,000
Current portion of long-term borrowings			122,046		$ 61,023						850,000							¥ 425,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., five
Debt instrument
Amount borrowed																$ 2,871,665	¥ 20,000,000
Term of the debt																3 years	3 years
Interest rate (as a percent)																4.00%	4.00%
Amount repaid			71,792	¥ 500,000
Current portion of long-term borrowings			215,375								1,500,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., six
Debt instrument
Amount borrowed														$ 2,871,665	¥ 20,000,000
Term of the debt														3 years	3 years
Interest rate (as a percent)														4.00%	4.00%
Current portion of long-term borrowings			143,583								1,000,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., seven
Debt instrument
Amount borrowed												$ 1,435,833	¥ 10,000,000
Term of the debt												3 years	3 years
Interest rate (as a percent)												4.00%	4.00%
Current portion of long-term borrowings			71,792								500,000
Borrowings from Agricultural Bank of China Limited
Debt instrument
Amount borrowed												$ 1,421,474	¥ 9,900,000	$ 1,421,474	¥ 9,900,000	$ 4,307,498	¥ 30,000,000
Term of the debt												3 years	3 years	3 years	3 years	3 years	3 years
Interest rate (as a percent)												4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Current portion of long-term borrowings			$ 143,583								¥ 1,000,000					$ 430,750	¥ 3,000,000